Long-Term Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Thousands	Oct. 31, 2020	Feb. 01, 2020	Nov. 02, 2019	Feb. 02, 2019
Debt Instrument [Line Items]
Total debt	$ 1,429,667	$ 1,466,402	$ 1,514,995
Less current maturities	(18,250)	(34,116)	(18,250)
Less deferred loan costs	(2,532)	(3,744)	(4,136)
Total long-term debt	1,408,885	1,428,542	1,492,609
Secured Debt | 2015 Term Loan Facility
Debt Instrument [Line Items]
Total debt	1,429,667	1,466,402	1,470,695
Debt discount	1,800	2,600	2,900
Revolving Credit Facility | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility
Debt Instrument [Line Items]
Total debt	$ 0	0	$ 44,300
New Academy Holding Company, LLC
Debt Instrument [Line Items]
Total debt		1,466,402		$ 1,630,890
Less current maturities		(34,116)		(68,305)
Less deferred loan costs		(3,744)		(5,830)
Total long-term debt		1,428,542		1,556,755
New Academy Holding Company, LLC | Secured Debt | 2015 Term Loan Facility
Debt Instrument [Line Items]
Total debt		1,466,402		1,630,890
Debt discount		$ 2,600		$ 4,000